UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN LIMITED PARTNERSHIP I, L.P.
Address: 96 CUMMINGS POINT ROAD

         STAMFORD, CT  06902

13F File Number:  28-11247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     SENIOR MANAGING DIRECTOR OF DOLPHIN HOLDINGS CORP.
Phone:     (203) 358-8000

Signature, Place, and Date of Signing:

     DONALD T. NETTER     STAMFORD, CT     February 13, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $89,477 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11255                      DOLPHIN HOLDINGS CORP
     28-11256                      DONALD T. NETTER

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACXIOM CORP                    CALL             5125909        258    22000     C    DEFINED 2               22000
ACXIOM CORP                    COM              5125109       1150    98000          DEFINED 2               98000
ANGELICA CORP                  COM              34663104      2174   113825          DEFINED 2              113825
ARRIS GROUP INC                COM              04269Q100      648    64888          DEFINED 2               64888
BEA SYS INC                    COM              73325102      1105    70000          DEFINED 2               70000
BEA SYS INC                    CALL             73325902      1657   105000     C    DEFINED 2              105000
BRISTOL MYERS SQUIBB CO        COM              110122108     1387    52300          DEFINED 2               52300
CABLEVISION SYS CORP           CALL             12686C909     3628   148100     C    DEFINED 2              148100
CABLEVISION SYS CORP           CL A             12686C109     1905    77750          DEFINED 2               77750
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     8298   240375          DEFINED 2              240375
COMMSCOPE INC                  COM              203372107      560    11371          DEFINED 2               11371
CORNELL COMPANIES INC          COM              219141108     4704   201716          DEFINED 2              201716
ENERGY EAST CORP               COM              29266M109     4762   175000          DEFINED 2              175000
ENERGY PARTNERS LTD            CALL             29270U905      864    73200     C    DEFINED 2               73200
FOREST OIL CORP                COM              346091705      611    12018          DEFINED 2               12018
GEMSTAR-TV GUIDE INTL INC      COM              36866W106     1666   350000          DEFINED 2              350000
GENESCO INC                    COM              371532102     4525   119699          DEFINED 2              119699
GREAT ATLANTIC & PAC TEA INC   COM              390064103     2124    67790          DEFINED 2               67790
HARRAHS ENTMT INC              CALL             413619907    15576   175500     C    DEFINED 2              175500
HUNTSMAN CORP                  COM              447011107     3845   149624          DEFINED 2              149624
I-MANY INC                     COM              44973Q103      388   125000          DEFINED 2              125000
INFOUSA INC                    COM              456818301     8381   938532          DEFINED 2              938532
JOHNSON OUTDOORS INC           CL A             479167108     4181   185800          DEFINED 2              185800
MYERS INDS INC                 COM              628464109     2026   140000          DEFINED 2              140000
NAVTEQ CORP                    COM              63936L100     2646    35000          DEFINED 2               35000
NAVTEQ CORP                    CALL             63936L900     2646    35000     C    DEFINED 2               35000
SLM CORP                       CALL             78442P906     2050   101800     C    DEFINED 2              101800
SUN-TIMES MEDIA GROUP INC      COM              86688Q100      649   295100          DEFINED 2              295100
TRONOX INC                     CL A             897051108      384    43109          DEFINED 2               43109
TRONOX INC                     COM CL B         897051207      596    68891          DEFINED 2               68891
UNITED RENTALS INC             COM              911363109     2570   140000          DEFINED 2              140000
WCI CMNTYS INC                 CALL             92923C904     1029   272200     C    DEFINED 2              272200
WCI CMNTYS INC                 COM              92923C104      484   128100          DEFINED 2              128100